T. ROWE PRICE Retirement 2030 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 29 .3%
T. Rowe Price Funds:
New Income Fund  3,090,085 168,352 83,341 405,493,667 3,288,554
Limited Duration Inflation Focused
Bond Fund  1,098,737 130,016 30,735 257,883,479 1,224,947
International Bond Fund (USD
Hedged)  1,069,492 78,214 20,441 134,904,951 1,146,692
U.S. Treasury Long-Term Index
Fund  1,003,661 17,539 30,423 137,659,207 1,062,729
Dynamic Global Bond Fund  701,546 26,999 19,030 91,319,116 703,157
Emerging Markets Bond Fund  618,319 13,668 16,544 67,923,600 633,727
High Yield Fund  576,505 11,629 15,176 98,521,351 588,172
Floating Rate Fund  215,301 5,159 15,438 22,072,157 205,050
Dynamic Credit Fund  86,324 2,900 1,836 9,941,502 88,082
Total Bond Mutual Funds (Cost $ 9,903,049 ) 8,941,110
EQUITY MUTUAL FUNDS 69 .5%
T. Rowe Price Funds:
Value Fund  3,224,809 4,417 91,260 66,206,942 3,283,864
Growth Stock Fund  2,989,026 6,521 153,749 27,773,674 2,935,400
U.S. Large-Cap Core Fund  2,123,078 1,751 74,239 49,114,520 2,139,920
Equity Index 500 Fund  2,062,774 8,156 74,045 14,231,125 2,118,161
Overseas Stock Fund  1,638,330 2,375 39,933 119,401,093 1,664,451
International Value Equity Fund  1,532,522 3,110 29,863 84,430,742 1,568,723
International Stock Fund  1,373,754 2,078 41,101 66,654,632 1,413,745
Real Assets Fund  1,341,632 7,087 28,621 89,646,470 1,371,591
Hedged Equity Fund  775,177 32,553 12,869 67,584,838 843,459
Mid-Cap Growth Fund  788,048 979 39,334 7,112,829 780,562
Mid-Cap Value Fund  734,950 1,738 20,337 20,773,685 748,891
Emerging Markets Discovery Stock
Fund  564,689 823 11,455 39,807,201 572,826
Small-Cap Value Fund  445,025 614 8,902 8,193,450 470,550
Emerging Markets Stock Fund  446,918 9,861 6,859 13,353,300 467,632
Small-Cap Stock Fund  443,943 2,833 11,637 7,269,110 461,588
New Horizons Fund (2) 328,584 505 7,384 5,798,735 339,632
Total Equity Mutual Funds (Cost $ 13,585,068 ) 21,180,995
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,638 174,523 174,613 35,382 3,541
Total Other Mutual Funds (Cost $ 3,526 ) 3,541

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .3%
Money Market Funds  1.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 363,356 442,607 452,449 353,513,735 353,514
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 36,000,000 35,855
Total Short-Term Investments (Cost $ 389,358 ) 389,369
Total Investments in Securities 100.1%
(Cost $23,881,001) $ 30,515,015
Other Assets Less Liabilities (0.1)% (17,388)
Net Assets 100.0% $ 30,497,627
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 949 MSCI EAFE Index contracts 9/24 (116,656) $ (4,267)
Short, 1,467 Russell 2000 E-Mini Index contracts 9/24 (163,064) (13,028)
Short, 432 S&P 500 E-Mini Index contracts 9/24 (122,278) (1,750)
Net payments (receipts) of variation margin to date 17,162
Variation margin receivable (payable) on open futures contracts $ (1,883)

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (10) $ 694 $ 1,667
Dynamic Global Bond Fund  (851) (6,358) 10,318
Emerging Markets Bond Fund  (1,326) 18,284 10,194
Emerging Markets Discovery Stock Fund  1,340 18,769 —
Emerging Markets Stock Fund  165 17,712 —
Equity Index 500 Fund  20,482 121,276 7,141
Floating Rate Fund  (280) 28 4,832
Growth Stock Fund  107,789 93,602 —
Hedged Equity Fund  1,530 48,598 —
High Yield Fund  (454) 15,214 10,687
International Bond Fund (USD Hedged)  (150) 19,427 10,634
International Stock Fund  8,599 79,014 —
International Value Equity Fund  6,818 62,954 —
Limited Duration Inflation Focused Bond Fund  (1,355) 26,929 2,048
Mid-Cap Growth Fund  5,007 30,869 —
Mid-Cap Value Fund  4,174 32,540 —
New Horizons Fund  546 17,927 —
New Income Fund  (4,828) 113,458 40,243
Overseas Stock Fund  9,267 63,679 —
Real Assets Fund  1,207 51,493 —
Small-Cap Stock Fund  4,215 26,449 —
Small-Cap Value Fund  1,732 33,813 —
Transition Fund  (613) (7) —
U.S. Large-Cap Core Fund  22,223 89,330 —
U.S. Treasury Long-Term Index Fund  (6,938) 71,952 10,449
Value Fund  29,287 145,898 —
U.S. Treasury Money Fund, 5.36% — — 3,626
Totals $ 207,576 # $ 1,193,544 $ 111,839 +

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $111,839 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 8,941,110 $ — $ — $ 8,941,110
Equity Mutual Funds 21,180,995 — — 21,180,995
Other Mutual Funds 3,541 — — 3,541
Short-Term Investments 353,514 35,855 — 389,369
Total $ 30,479,160 $ 35,855 $ — $ 30,515,015
Liabilities
Futures Contracts* $ 19,045 $ — $ — $ 19,045
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2030 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F142-054Q1 08/24